Shareholder Report, Holdings (Details) - AGF U.S. Market Neutral Anti-Beta Fund	Dec. 31, 2025
Ulta Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Dollar General Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Molina Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Royal Gold, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Enphase Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
QXO, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.40%
Rocket Cos., Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.40%
Science Applications International Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.40%
Rocket Lab Corp. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
Alcoa Corp. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
Carvana Co. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
Coherent Corp. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.40%)
Ciena Corp. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.40%)
Cava Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.40%)
Moderna, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.40%)
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(2.50%)
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	(8.70%)
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	(3.80%)
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(2.20%)
Financials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.80%
Percent of Total Short Exposure	(12.10%)
Health Care [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.10%
Percent of Total Short Exposure	(7.10%)
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	(12.70%)
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.20%
Percent of Total Short Exposure	(11.00%)
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(3.90%)
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	(4.00%)
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.60%
Percent of Total Short Exposure	(3.10%)